ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2024	2023

Employees and payroll accruals	$11,690	$13,410
Accrued expenses	7,990	8,833
Advances from customers	2,435	2,413
Taxes payable	3,585	5,617
Warranty provision	824	1,154
Sales return provision	432	875
Operating lease liability short-term	24,339	23,932
Contingent consideration liability and other	88	660

	$51,383	$56,894